Taxes (Details 4) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current assets, other taxes	$ 1,207	$ 1,555
Non-current assets, other taxes	4,382	3,601
Current liabilities, other taxes	3,553	3,284
Non-current liabilities, other taxes	342	301
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	1,202	1,549
Non-current assets, other taxes	4,344	3,577
Current liabilities, other taxes	3,541	3,261
Non-current liabilities, other taxes	342	301
Country Of Brazil [Member] | Current / Non-current ICMS (VAT) [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	567	461
Non-current assets, other taxes	684	599
Current liabilities, other taxes	1,209	916
Country Of Brazil [Member] | Current / Non-current PIS and COFINS [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	586	1,043
Non-current assets, other taxes	2,607	2,044
Current liabilities, other taxes	413	373
Non-current liabilities, other taxes	173	134
Country Of Brazil [Member] | Claim to recover PIS and COFINS [Member]
IfrsStatementLineItems [Line Items]
Non-current assets, other taxes	663	590
Country Of Brazil [Member] | Production taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	1,570	1,509
Non-current liabilities, other taxes	78	87
Country Of Brazil [Member] | Withholding income taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	117	294
Country Of Brazil [Member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	49	45
Non-current assets, other taxes	390	344
Current liabilities, other taxes	232	169
Non-current liabilities, other taxes	91	80
Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	5	6
Non-current assets, other taxes	38	24
Current liabilities, other taxes	$ 12	$ 23